Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000
Michael D. Mabry
(215) 564-8011
mmabry@Stradley.com

March 16, 2011

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Mary Cole

Re:       EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 7 under the 1933 Act and Post-Effective Amendment No. 9 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).  The Trust is filing this Amendment for the purpose of adding multiple new series of shares to the Trust, designated as EG Shares India Consumer ETF, EG Shares India Financials ETF, EG Shares India Health Care ETF, EG Shares India Telecom ETF, EG Shares India Industrials ETF, EG Shares India Technology ETF, EG Shares India Utilities, ETF EG Shares India Basic Materials, ETF EG Shares India Energy ETF, EG Shares India High Income Low Beta ETF, EG Shares Emerging Markets High Income Low Beta ETF, and EG Shares Emerging Markets Food and Agriculture ETF (each individually referred to as a “Fund”, and collectively referred to as the “Funds”).   The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Aidan H. O’Connor at (202) 419-8406.

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

cc:           Robert C. Holderith
James J. Valenti
Aidan H. O’Connor